RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions		3 Months Ended			4 Months Ended	12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	May 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2016	Apr. 01, 2015	Oct. 01, 2014
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable	[1]	$ 7.0		$ 8.0		$ 8.0	$ 8.0
Amount included in receivables from related party		$ 1.0		1.0		$ 2.0	1.0
Portland Natural Gas Transmission System
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired (as a percent)		61.71%				61.71%
Great Lakes
Capital and operating costs charged to the pipeline systems and amount payable
Refund paid to shippers						$ 2.5
Percentage of refund paid to shippers						85.00%
Estimated revenue sharing provision						$ 7.2
Great Lakes | Federal Energy Regulatory Commission [Member]
Capital and operating costs charged to the pipeline systems and amount payable
Estimated revenue sharing provision		$ 3.4				7.2
General Partner | Reimbursement of costs of services provided
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		1.0	$ 1.0			3.0	3.0	$ 3.0
TransCanada's subsidiaries | GTN
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		3.0		3.0		3.0	3.0
TransCanada's subsidiaries | GTN | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		7.0	6.0			27.0	30.0	30.0
Impact on the Partnership's net income attributable to controlling interests		$ 7.0	$ 5.0			$ 24.0	$ 25.0	$ 19.0
Percentage of capital and operating costs charged		100.00%	100.00%			100.00%	100.00%	100.00%
TransCanada's subsidiaries | Northern Border
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		$ 3.0		5.0		$ 4.0	$ 5.0
Percentage of capital and operating costs charged		100.00%	100.00%
TransCanada's subsidiaries | Northern Border | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 10.0	$ 6.0			$ 32.0	$ 36.0	$ 35.0
Percentage of capital and operating costs charged		100.00%	100.00%			100.00%	100.00%	100.00%
TransCanada's subsidiaries | Portland Natural Gas Transmission System
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		$ 1.0		3.0		$ 1.0	$ 3.0
Percentage of capital and operating costs charged		100.00%	100.00%
TransCanada's subsidiaries | Portland Natural Gas Transmission System | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 2.0	$ 2.0			$ 8.0	8.0	$ 8.0
Percentage of capital and operating costs charged		100.00%	100.00%			100.00%
TransCanada's subsidiaries | Portland Natural Gas Transmission System | Transportation contracts
Capital and operating costs charged to the pipeline systems and amount payable
Amount included in receivables from related party		$ 0.0				$ 0.0
Revenue from related parties		0.0	$ 1.0			2.0	3.0
TransCanada's subsidiaries | Bison
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable						1.0
TransCanada's subsidiaries | Bison | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		1.0				2.0	4.0	6.0
Impact on the Partnership's net income attributable to controlling interests		1.0	$ 1.0
Impact on the Partnership's net income attributable to controlling interests						$ 3.0	$ 4.0	$ 4.0
Percentage of capital and operating costs charged						100.00%	100.00%	100.00%
TransCanada's subsidiaries | Great Lakes
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		$ 3.0		3.0		$ 4.0	$ 3.0
Percentage of capital and operating costs charged		100.00%	100.00%
Amount included in receivables from related party		$ 15.0		17.0		19.0	17.0
TransCanada's subsidiaries | Great Lakes | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 8.0	$ 7.0			30.0	30.0	$ 30.0
Impact on the Partnership's net income attributable to controlling interests						$ 13.0	$ 13.0	$ 13.0
Percentage of capital and operating costs charged		100.00%	100.00%			100.00%	100.00%	100.00%
Amount included in receivables from related party				51.0		$ 27.0	$ 51.0
TransCanada's subsidiaries | Great Lakes | Transportation contracts | Total net revenues | Customer concentration risk
Capital and operating costs charged to the pipeline systems and amount payable
Percent of total revenues						68.00%	71.00%	49.00%
TransCanada's subsidiaries | Great Lakes | Affiliated rental revenue
Capital and operating costs charged to the pipeline systems and amount payable
Percent of total revenues						1.00%	1.00%	1.00%
TransCanada's subsidiaries | North Baja Pipeline, LLC
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable						$ 1.0
TransCanada's subsidiaries | North Baja Pipeline, LLC | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		$ 1.0	$ 1.0			4.0	$ 5.0	$ 5.0
Impact on the Partnership's net income attributable to controlling interests		1.0	1.0			4.0	5.0	4.0
TransCanada's subsidiaries | Tuscarora Gas Transmission Company
Capital and operating costs charged to the pipeline systems and amount payable
Net amounts payable		1.0		1.0		1.0	1.0
TransCanada's subsidiaries | Tuscarora Gas Transmission Company | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Costs charged		1.0	1.0			5.0	4.0	4.0
Impact on the Partnership's net income attributable to controlling interests		1.0	1.0			4.0	4.0	4.0
TransCanada's subsidiaries | Great Lakes | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Impact on the Partnership's net income attributable to controlling interests		$ 3.0	$ 3.0
TransCanada's subsidiaries | Great Lakes | Transportation contracts | Total net revenues | Customer concentration risk
Capital and operating costs charged to the pipeline systems and amount payable
Percent of total revenues		67.00%	76.00%
TransCanada's subsidiaries | Northern Border | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Impact on the Partnership's net income attributable to controlling interests		$ 3.0	$ 3.0			12.0	14.0	16.0
TransCanada's subsidiaries | Portland Natural Gas Transmission System | Capital and operating costs
Capital and operating costs charged to the pipeline systems and amount payable
Impact on the Partnership's net income attributable to controlling interests		$ 1.0	$ 1.0			$ 5.0	$ 5.0	5.0
Former parent, TransCanada subsidiaries | Transaction between entities under common control | GTN
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired (as a percent)										30.00%
Former parent, TransCanada subsidiaries | Transaction between entities under common control | Bison
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired (as a percent)						30.00%				30.00%	30.00%
Former parent, TransCanada subsidiaries | Portland Natural Gas Transmission System | Transaction between entities under common control
Capital and operating costs charged to the pipeline systems and amount payable
Interest acquired (as a percent)									49.90%
ANR Pipeline Company | Great Lakes | Firm service between Michigan and Wisconsin
Capital and operating costs charged to the pipeline systems and amount payable
Deferred revenue related to services performed					$ 14.0			$ 9.0
Deferred revenue recognized				$ 23.0

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).